UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21208
                                                     ---------

                          OPPENHEIMER SELECT VALUE FUND
                          -----------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: APRIL 30
                                                 --------

                   Date of reporting period: JANUARY 31, 2007
                                             ----------------


ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--97.7%
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--8.7%
-----------------------------------------------------------------------------------------------------------------------------
MEDIA--4.8%
Liberty Global, Inc., Series A 1                                                             71,639    $        2,153,468
-----------------------------------------------------------------------------------------------------------------------------
Liberty Global, Inc., Series C 1                                                            295,337             8,337,364
                                                                                                       ---------------------
                                                                                                               10,490,832
-----------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--3.9%
Advance Auto Parts, Inc.                                                                     56,400             2,140,380
-----------------------------------------------------------------------------------------------------------------------------
Circuit City Stores, Inc.                                                                    97,900             1,998,139
-----------------------------------------------------------------------------------------------------------------------------
Office Depot, Inc. 1                                                                         69,300             2,591,127
-----------------------------------------------------------------------------------------------------------------------------
Tractor Supply Co. 1                                                                         33,000             1,660,890
                                                                                                       ---------------------
                                                                                                                8,390,536
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.4%
-----------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.1%
Longs Drug Stores, Inc.                                                                      26,900             1,156,700
-----------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                              91,600             3,478,968
                                                                                                       ---------------------
                                                                                                                4,635,668
-----------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.0%
ConAgra Foods, Inc.                                                                          82,000             2,108,220
-----------------------------------------------------------------------------------------------------------------------------
TOBACCO--4.3%
Altria Group, Inc.                                                                          106,440             9,301,792
-----------------------------------------------------------------------------------------------------------------------------
ENERGY--8.1%
-----------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.0%
Schlumberger Ltd.                                                                            33,900             2,152,311
-----------------------------------------------------------------------------------------------------------------------------
OIL & GAS--7.1%
Exxon Mobil Corp.                                                                           143,810            10,656,321
-----------------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, Sponsored ADR                                                               71,900             4,892,795
                                                                                                       ---------------------
                                                                                                               15,549,116
-----------------------------------------------------------------------------------------------------------------------------
FINANCIALS--26.7%
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--6.7%
E*TRADE Financial Corp. 1                                                                   168,900             4,117,782
-----------------------------------------------------------------------------------------------------------------------------
UBS AG                                                                                      166,320            10,479,823
                                                                                                       ---------------------
                                                                                                               14,597,605
-----------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--6.4%
Wachovia Corp.                                                                              152,660             8,625,290
-----------------------------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                                                           148,100             5,319,752
                                                                                                       ---------------------
                                                                                                               13,945,042
-----------------------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--3.4%
Capital One Financial Corp.                                                                  51,670             4,154,268
-----------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                    68,300             3,139,068
                                                                                                       ---------------------
                                                                                                                7,293,336
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.4%
Bank of America Corp.                                                                        98,200             5,163,356
-----------------------------------------------------------------------------------------------------------------------------
HFF, Inc., Cl. A 1                                                                            4,900                91,630
                                                                                                       ---------------------
                                                                                                                5,254,986
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE--5.7%
Everest Re Group Ltd.                                                                        84,500             7,909,200

                        1 | Oppenheimer Select Value Fund

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
INSURANCE CONTINUED
National Financial Partners Corp.                                                            45,500    $        2,234,050
-----------------------------------------------------------------------------------------------------------------------------
Platinum Underwriters Holdings Ltd.                                                          73,600             2,196,960
                                                                                                       ---------------------
                                                                                                               12,340,210
-----------------------------------------------------------------------------------------------------------------------------
THRIFTS & MORTGAGE FINANCE--2.1%
Freddie Mac                                                                                  31,110             2,019,972
-----------------------------------------------------------------------------------------------------------------------------
NewAlliance Bancshares, Inc.                                                                162,300             2,596,800
                                                                                                       ---------------------
                                                                                                                4,616,772
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--10.7%
-----------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--5.4%
Human Genome Sciences, Inc. 1                                                               176,300             2,076,814
-----------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                                            60,460             2,095,544
-----------------------------------------------------------------------------------------------------------------------------
Vanda Pharmaceuticals, Inc. 1                                                               256,800             7,670,616
                                                                                                       ---------------------
                                                                                                               11,842,974
-----------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.7%
Medco Health Solutions, Inc. 1                                                               37,500             2,220,375
-----------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                                                                            45,100             3,534,938
                                                                                                       ---------------------
                                                                                                                5,755,313
-----------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.6%
Novartis AG, ADR                                                                             33,000             1,903,770
-----------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis SA, ADR                                                                       86,320             3,804,986
                                                                                                       ---------------------
                                                                                                                5,708,756
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--15.1%
-----------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--6.5%
Alliant Techsystems, Inc. 1                                                                  25,500             2,065,500
-----------------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                                    68,400             2,773,620
-----------------------------------------------------------------------------------------------------------------------------
KBR, Inc. 1                                                                                   2,620                61,387
-----------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                                       31,500             2,148,615
-----------------------------------------------------------------------------------------------------------------------------
Spirit Aerosystems Holdings, Inc., Cl. A 1                                                   21,250               650,888
-----------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                    95,030             6,463,941
                                                                                                       ---------------------
                                                                                                               14,163,951
-----------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--4.2%
Siemens AG, Sponsored ADR                                                                    83,500             9,245,955
-----------------------------------------------------------------------------------------------------------------------------
MACHINERY--2.8%
Greenbrier Cos., Inc.                                                                        75,222             2,171,659
-----------------------------------------------------------------------------------------------------------------------------
Navistar International Corp. 1                                                               89,400             3,955,056
                                                                                                       ---------------------
                                                                                                                6,126,715
-----------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE--1.6%
Aegean Marine Petroleum Network, Inc. 1                                                     200,000             3,436,000
-----------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--10.1%
-----------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--2.0%
Corning, Inc. 1                                                                             211,900             4,415,996
-----------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.2%
Hutchinson Technology, Inc. 1                                                                20,500               455,510
-----------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--2.1%
Texas Instruments, Inc.                                                                     146,600             4,572,454

                        2 | Oppenheimer Select Value Fund

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

                                                                                            Shares                 Value
-----------------------------------------------------------------------------------------------------------------------------
SOFTWARE--5.8%
Novell, Inc. 1                                                                              364,340    $        2,641,465
-----------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc. 1                                                                             51,080             1,358,728
-----------------------------------------------------------------------------------------------------------------------------
Take-Two Interactive Software, Inc. 1                                                       492,300             8,556,174
                                                                                                       ---------------------
                                                                                                               12,556,367
-----------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.3%
-----------------------------------------------------------------------------------------------------------------------------
CHEMICALS--1.3%
Mosaic Co. (The) 1                                                                          139,200             2,772,864
-----------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION MATERIALS--2.0%
Martin Marietta Materials, Inc.                                                              19,400             2,239,148
-----------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                         21,400             2,179,376
                                                                                                       ---------------------
                                                                                                                4,418,524
-----------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--2.0%
-----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
Verizon Communications, Inc.                                                                 54,500             2,099,340
-----------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--1.0%
Sprint Nextel Corp.                                                                         120,500             2,148,515
-----------------------------------------------------------------------------------------------------------------------------
UTILITIES--5.6%
-----------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.3%
Exelon Corp.                                                                                106,800             6,406,932
-----------------------------------------------------------------------------------------------------------------------------
Reliant Energy, Inc. 1                                                                       48,300               718,704
                                                                                                       ---------------------
                                                                                                                7,125,636
-----------------------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER--2.3%
CMS Energy Corp. 1                                                                          207,670             3,466,012
-----------------------------------------------------------------------------------------------------------------------------
Sempra Energy                                                                                29,330             1,682,954
                                                                                                       ---------------------
                                                                                                                5,148,966
                                                                                                       ---------------------
Total Common Stocks (Cost $184,165,392)                                                                       212,670,262
-----------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN AFFILIATED COMPANIES--4.0%
-----------------------------------------------------------------------------------------------------------------------------
Money Market--4.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 5.35%  2,3
(Cost $8,641,378)                                                                         8,641,378             8,641,378
-----------------------------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $192,806,770)                                               101.7%          221,311,640
-----------------------------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                                          (1.7)           (3,684,893)
                                                                                 -------------------------------------------
Net Assets                                                                                    100.0% $        217,626,747
                                                                                 ===========================================

Footnotes to Statement of Investments

1. Non-income producing security.
2. Rate shown is the 7-day yield as of January 31, 2007.
3. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during t d 7 Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund a h n Transactions during the period in which the issuer was an affiliate are as follows:

                        3 | Oppenheimer Select Value Fund

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED


                                                                    SHARES          GROSS         GROSS             SHARES
                                                            APRIL 30, 2006      ADDITIONS    REDUCTIONS   JANUARY 31, 2007
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl.
E, 5.35%                                                                --     41,899,783    33,258,405          8,641,378

                                                                                                                   DIVIDEND
                                                                                              VALUE                  INCOME
-----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money Market Fund, Cl.
E, 5.35%                                                                              $   8,641,378             $    90,455


NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including

                        4 | Oppenheimer Select Value Fund

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") which seeks current income and stability of principal. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment advisor of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of January 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial

                        5 | Oppenheimer Select Value Fund

Oppenheimer Select Value Fund

STATEMENT OF INVESTMENTS   JANUARY 31, 2007  /   UNAUDITED

statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                        $     193,232,815
                                                      ==================

Gross unrealized appreciation                         $      28,304,952
Gross unrealized depreciation                                  (226,127)
                                                      ------------------
Net unrealized appreciation                           $      28,078,825
                                                      ==================

                        6 | Oppenheimer Select Value Fund



ITEM 2. CONTROLS AND PROCEDURES.

    (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2007, the
         registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

    (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Select Value Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: March 13, 2007

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: March 13, 2007